Investment Objectives and Goals	Dec. 16, 2024
Invesco Total Return Bond ETF | Invesco Total Return Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Total Return Bond ETF
Invesco Municipal Strategic Income ETF | Invesco Municipal Strategic Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Municipal Strategic Income ETF
Invesco Short Duration Bond ETF | Invesco Short Duration Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Short Duration Bond ETF